Real Estate Facilities - Summary of Purchase Price Allocation for Real Estate Related Assets Acquired (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
Business Acquisition [Line Items]
Real Estate Assets	$ 180,559
Intangibles	6,542
Total assets acquired	187,101	[1]
2024 Revenue	2,031	[2]
2024 Net Operating Income	$ 1,207	[2],[3]
Colorado Springs II
Business Acquisition [Line Items]
Acquisition Date	Apr. 10, 2024
Occupancy Upon Acquisition	86.00%	[4]
Real Estate Assets	$ 9,841
Intangibles	675
Total assets acquired	10,516	[1]
2024 Revenue	693	[2]
2024 Net Operating Income	$ 428	[2],[3]
Spartanburg
Business Acquisition [Line Items]
Acquisition Date	Jul. 16, 2024
Occupancy Upon Acquisition	94.00%	[4]
Real Estate Assets	$ 12,831
Intangibles	401
Total assets acquired	13,232	[1]
2024 Revenue	519	[2]
2024 Net Operating Income	$ 289	[2],[3]
Miami
Business Acquisition [Line Items]
Acquisition Date	Sep. 24, 2024
Occupancy Upon Acquisition	96.00%	[4]
Real Estate Assets	$ 30,408
Intangibles	753
Total assets acquired	31,161	[1]
2024 Revenue	410	[2]
2024 Net Operating Income	$ 228	[2],[3]
Nantucket
Business Acquisition [Line Items]
Acquisition Date	Nov. 20, 2024
Occupancy Upon Acquisition	91.00%	[4]
Real Estate Assets	$ 9,239
Intangibles	348
Total assets acquired	9,587	[1]
2024 Revenue	73	[2]
2024 Net Operating Income	$ 56	[2],[3]
Aurora V
Business Acquisition [Line Items]
Acquisition Date	Dec. 11, 2024
Occupancy Upon Acquisition	85.00%	[4]
Real Estate Assets	$ 14,067
Intangibles	600
Total assets acquired	14,667	[1]
2024 Revenue	77	[2]
2024 Net Operating Income	$ 35	[2],[3]
San Jose
Business Acquisition [Line Items]
Acquisition Date	Dec. 19, 2024
Occupancy Upon Acquisition	98.00%	[4]
Real Estate Assets	$ 19,077
Intangibles	539
Total assets acquired	19,616	[1]
2024 Revenue	53	[2]
2024 Net Operating Income	$ 29	[2],[3]
Washington, DC
Business Acquisition [Line Items]
Acquisition Date	Dec. 19, 2024
Occupancy Upon Acquisition	88.00%	[4]
Real Estate Assets	$ 17,598
Intangibles	694
Total assets acquired	18,292	[1]
2024 Revenue	48	[2]
2024 Net Operating Income	$ 26	[2],[3]
Ladera Ranch
Business Acquisition [Line Items]
Acquisition Date	Dec. 20, 2024	[5]
Occupancy Upon Acquisition	94.00%	[4],[5]
Real Estate Assets	$ 67,498	[5]
Intangibles	2,532	[5]
Total assets acquired	70,030	[1],[5]
2024 Revenue	158	[2],[5]
2024 Net Operating Income	$ 116	[2],[3],[5]

[1]	The allocation noted above is based on a determination of the relative fair value of the total consideration provided and represents the amount paid including capitalized acquisition costs.
[2]	The operating results of the self storage properties acquired have been included in our consolidated statements of operations since their acquisition dates.
[3]	Net operating income excludes corporate general and administrative expenses, interest expense, depreciation, amortization and acquisition related expenses.
[4]	Represent the approximate occupancy percentage of the property at the time of acquisition.
[5]	See Note 5 – Debt, for additional information pertaining to a loan issued in connection with the acquisition of this self storage property.